Fair Value Disclosures (Fair Value Qualitative Information) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans (in Dollars)		$ 8,463		$ 4,130		$ 3,960
Other real estate owned (in Dollars)						966
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans (in Dollars)				$ 4,130		$ 3,960
Valuation Techniques		Appraisal of collateral (1)	[1]	Appraisal of collateral (1)	[1],[2]	Appraisal of collateral (1)	[2]
Unobservable Input		Appraisal adjustments (2)	[3]	Appraisal adjustments (2)	[4]	Appraisal adjustments (2)	[4]
Impaired Loans [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range (percentage)		24.00%		3.00%		11.00%
Weighted average (percentage)		(24.00%)		(3.00%)		(11.00%)
Range (percentage)		24.00%		3.00%		11.00%
Weighted average (percentage)		(24.00%)		(3.00%)		(11.00%)
Impaired Loans [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range (percentage)		83.00%		100.00%		44.00%
Weighted average (percentage)		(83.00%)		(100.00%)		(44.00%)
Range (percentage)		83.00%		100.00%		44.00%
Weighted average (percentage)		(83.00%)		(100.00%)		(44.00%)
Impaired Loans [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range (percentage)		47.30%		29.10%		29.60%
Weighted average (percentage)		(47.30%)		(29.10%)		(29.60%)
Range (percentage)		47.30%		29.10%		29.60%
Weighted average (percentage)		(47.30%)		(29.10%)		(29.60%)
Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques	[2]					Appraisal of collateral (1)
Unobservable Input	[4]					Appraisal adjustments (2)
Other real estate owned (in Dollars)						$ 966
Other Real Estate Owned [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range (percentage)						11.00%
Weighted average (percentage)						(11.00%)
Range (percentage)						11.00%
Weighted average (percentage)						(11.00%)

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are not identifiable.
[2]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs that are not identifiable.
[3]	Includes qualitative adjustments by management and estimated liquidation expenses.
[4]	Includes qualitative adjustments by management and estimated liquidation expenses.